Debt (Details) - USD ($)			1 Months Ended
	Feb. 15, 2025	Oct. 16, 2024	Feb. 28, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt
Common stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001
Securities purchase agreement
Debt
Principal amount		$ 833,333.34
Shares issued to the investor	103,005	320	103,005
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Interest rate of notes		10.00%
Conversion price		$ 130.5
Shares held by investor and its affiliates		4.99%
Interest rate in case of default		24.00%